15. Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible Assets
Intangible assets

	Balance at 2015	Addi-tions	Amorti-zation	Write-off	Transfers	Assets held for sale and discontinued operations (*)	Exchange rate changes	Balance at 2016	Addi-tions	Amorti-zation	Write-off	Transfer	Assets held for sale and discontinued operations (*)	Balance at 12.31.2017
Goodwill - retail	2,272	-	-	(2)	-	(1,116)	(47)	1,107	-	-	-	-	-	1,107
Tradename - cash and carry	2,121	-	-	(4)	1	(2,075)	(4)	39	-	-	-	-	-	39
Commercial rights - retail	650	-	(2)	-	6	(574)	-	80	6	-	-	-	-	86
Lease agreement – under advantageous condition	70	-	(14)	-	-	(56)	-	-	-	-	-	-	-	-
Contractual rights	148	65	(28)	-	-	(185)	-	-	-	-	-	-	-	-
Software	1,127	208	(210)	(70)	(46)	(447)	(39)	523	236	(86)	(9)	(9)	(104)	551
Software capital leasing	89	94	(31)	-	83	(76)	-	159	41	(46)	-	-	(13)	141
Other	66	69	(2)	(3)	(52)	(64)	(14)	-	-	-	-	-	-	-
Total	6,543	436	(287)	(79)	(8)	(4.593)	(104)	1,908	283	(132)	(9)	(9)	(117)	1,924

(*) See note 32.

	2017			2016
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
Goodwill - retail	2,217	(1,110)	1,107	2,217	(1,110)	1,107
Tradename - cash and carry	39	-	39	39	-	39
Commercial rights - retail (note 15.2)	86	-	86	80	-	80
Software	1,038	(487)	551	929	(406)	523
Software capital leasing	377	(236)	141	349	(190)	159
Total intangibles	3,757	(1,833)	1,924	3,614	(1,706)	1,908
15.1.	Impairment testing of goodwill, brands and intangible assets with indefinite useful life

On December 31, 2017, the goodwill acquired through business combinations and tradenames with indefinite useful lives were tested for impairment as part of the two cash generating units, which are also operating segments: retail and cash and carry to which they have been allocated to on the acquisition date.

The recoverable amount of the segments was defined by means of the value in use based on cash flows projections arising from financial budgets approved by senior management for the next three years. The discount rate applied to cash flow projections was 9.9%, and cash flows exceeding 3 years are extrapolated by expected growth rate for each segment. Based on this analysis, no impairment was identified. See further details in note 6.1 (b).

15.2.	Commercial rights

Commercial rights are the right to operate the stores under acquired rights, or through business combinations.

Management understands that commercial rights are considered recoverable, either through the expected cash flows of the related store cash flows return or the possibility of selling them to third parties.

15.3.	Additions to intangible assets in the table above is as follows:
	2017	2016
Additions	283	436
Finance lease	(41)	(94)
Contractual rights	-	(65)
Intangible assets financing - Payments	69	2
Total	311	279